Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Accumulated Other Comprehensive Income

Note 9. Accumulated Other Comprehensive Income

The following table details the changes in the single component of accumulated other comprehensive income for the six months ended June 30, 2015:

(in thousands)	Unrealized Gain (Loss) on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2014	$241
Reclassification adjustments to net income:
Realized gains on securities	(939)
Provision for income taxes	319
Unrealized losses arising during the period, net of tax	1,743

Balance June 30, 2015	$1,364

The following table details the changes in the single component of accumulated other comprehensive income (loss) for the six months ended June 30, 2014:

(in thousands)	Unrealized Gain (Loss) on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2013	$(9,134)
Reclassification adjustments to net income:
Realized gains on securities	(209)
Provision for income taxes	71
Unrealized gain arising during the period, net of tax	8,714

Balance June 30, 2014	$(558)

Note 13. Accumulated Other Comprehensive Income (Loss)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the twelve months ended December 31, 2014:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss):
Balance December 31, 2013	$(9,134)
Reclassification adjustments to net income:
Realized gains on securities	(295)
Provision for income taxes	100
Decrease in unrealized losses arising during the period, net of tax	9,570

Balance December 31, 2014	$241

The following table details the changes in the single component of accumulated other comprehensive income for the twelve months ended December 31, 2013:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss):
Balance December 31, 2012	$6,048
Reclassification adjustments to net income:
Realized gains on securities	(1,571)
Provision for income taxes	534
Unrealized losses arising during the period, net of tax	(14,145)

Balance December 31, 2013	$(9,134)

The following table details the changes in the single component of accumulated other comprehensive income for the twelve months ended December 31, 2012:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss):
Balance December 31, 2011	$4,467
Reclassification adjustments to net income:
Realized gains on securities	(4,868)
Provision for income taxes	1,655
Unrealized gains arising during the period, net of tax	4,794

Balance December 31, 2012	$6,048